Debt Issuance Costs, Net	12 Months Ended
Dec. 31, 2013
Debt Issuance Costs, Net
Debt Issuance Costs, Net

7. Debt Issuance Costs, Net

        Debt issuance costs, net, which relate to the Company's debt and credit facilities in place, consist of the following:

	December 31, 2013	December 31, 2012
	(in millions)
Debt issuance costs	$103.9	$157.5
Less accumulated amortization	(14.8)	(11.8)

	$89.1	$145.7

        As discussed in note 10, during 2013 and 2012, the Company entered into certain debt agreements resulting in the following debt issuance costs being capitalized.

	December 31, 2013	December 31, 2012
	(in millions)
Senior Secured Credit Facility	$21.4	$130.1
Senior Notes	—	19.4
Senior Subordinated Notes	—	7.9
CoBank	—	0.6

	$21.4	$158.0

        In connection with the refinancings the Company recorded $58.1 million and $8.3 million of losses on debt extinguishments for the twelve months ended December 31, 2013 and 2012, respectively. The majority of the losses related to the write-off of prior capitalized debt issue costs related to the extinguished debt. Amortization of debt issuance costs is included in interest expense in the consolidated statements of operations.